Label	Element	Value
Write-off of Tax Assets and Liabilities	terp_WriteoffofTaxAssetsandLiabilities	$ 3,616
Parent [Member]
Write-off of Tax Assets and Liabilities	terp_WriteoffofTaxAssetsandLiabilities	3,616
Parent Company Net Investment [Member]
Write-off of Tax Assets and Liabilities	terp_WriteoffofTaxAssetsandLiabilities	$ 3,616